Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2012
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001072962
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2013
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013